united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2016
Principal		Fair Value
	BONDS - 2.1%
	RETAIL - 0.8%
$ 500,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022	$ 492,500

	TELECOMMUNICATIONS - 1.3%
260,000	Frontier Communications Corp., 6.875%, 1/15/2025	221,325
500,000	Frontier Communications Corp., 10.500%, 9/15/2022	527,525
		748,850
	TOTAL BONDS (Cost $1,122,105)	1,241,350
Shares
	CLOSED-END FUNDS - 8.8%
15,000	Aberdeen Asia-Pacific Income Fund Inc	69,450
32,134	Ares Dynamic Credit Allocation Fund, Inc.	484,581
10,000	Avenue Income Credit Strategies Fund	134,300
20,000	Barings Global Short Duration High Yield Fund	384,600
7,481	BlackRock Core Bond Trust	97,328
40,000	Deutsche Multi-Market Income Trust	340,800
37,033	Diversified Real Asset Income Fund	577,344
20,000	Eaton Vance Limited Duration Income Fund	274,400
40,000	Eaton Vance Senior Income Trust	267,200
30,000	First Trust High Income Long/Short Fund	482,400
30,000	Invesco Dynamic Credit Opportunities Fund	369,000
40,000	Invesco Senior Income Trust	185,600
30,000	Nuveen Short Duration Credit Opportunities Fund	524,700
20,000	PIMCO Dynamic Credit and Mortgage Income Fund	404,400
20,000	Prudential Global Short Duration High Yield Fund, Inc.	297,800
20,000	Prudential Short Duration High Yield Fund, Inc.	309,600
	TOTAL CLOSED-END FUNDS (Cost $5,222,077)	5,203,503

	COMMON STOCKS - 56.5%
	AUTO MANUFACTURERS - 3.5%
170,600	Ford Motor Co. (d)(e)	2,069,378

	BANKS - 4.8%
40,000	Barclays PLC - ADR	440,000
6,900	Capital One Financial Corp. (a)(d)	601,956
20,000	Citigroup, Inc. (d)	1,188,600
42,500	ING Groep NV - ADR (d)	599,250
		2,829,806
	BUILDING MATERIALS - 0.7%
53,016	Cemex SAB de CV - ADR *(e)	425,718

	COMMERCIAL SERVICES - 4.9%
290,000	Apollo Education Group, Inc. *(d)	2,871,000

	COMPUTERS - 4.3%
22,000	Apple, Inc. (a)(d)(e)	2,548,040

	DISTRIBUTION/WHOLESALE - 0.1%
5,000	Triton International, Ltd.	79,000

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
10,000	Discover Financial Services (d)	720,900
1,200	PJT Partners, Inc.	37,056
		757,956
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
30,000	Emerson Electric Co. (d)	1,672,500

	ENGINEERING & CONSTRUCTION - 0.9%
10,000	Fluor Corp. (d)	525,200

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares		Fair Value
	ENTERTAINMENT - 0.7%
20,000	Regal Entertainment Group (d)	$ 412,000

	FOOD - 0.5%
9,900	Whole Foods Market, Inc.	304,524

	HOME BUILDERS - 0.0%
700	PulteGroup, Inc. (e)	12,866

	INTERNET - 1.5%
600	Priceline Group, Inc. *(a)(d)	879,636

	INVESTMENT COMPANIES - 7.5%
190,100	American Capital Ltd. *(a)	3,406,592
50,000	Apollo Investment Corp. (e)	293,000
30,000	Ares Capital Corp.	494,700
30,000	Prospect Capital Corp. (e)	250,500
		4,444,792
	LEISURE TIME - 2.0%
14,100	Polaris Industries, Inc. (e)	1,161,699

	MINING - 0.1%
6,000	South32, Ltd. - ADR *	59,400

	OIL & GAS - 6.5%
15,000	Ensco PLC	145,800
32,500	HollyFrontier Corp.	1,064,700
20,000	Hugoton Royalty Trust	42,500
30,000	Marathon Petroleum Corp. (d)(e)	1,510,500
500,000	Penn West Petroleum, Ltd. *(d)	885,000
40,000	Seadrill, Ltd. *(c)	136,400
42,600	Whiting USA Trust II - Trust Unit	42,600
		3,827,500
	PACKAGING & CONTAINERS - 1.2%
40,000	Owens-Illinois, Inc. *(a)(d)	696,400

	PIPELINES - 1.1%
31,931	Kinder Morgan, Inc.	661,291

	REAL ESTATE - 0.5%
2,500	Jones Lang LaSalle, Inc. (e)	252,600
636	RMR Group, Inc.	25,122
		277,722
	RETAIL - 6.3%
15,000	Bed Bath & Beyond, Inc.	609,600
3,000	Chipotle Mexican Grill, Inc. *(a)	1,131,960
60,000	GameStop Corp.	1,515,600
10,000	Williams-Sonoma, Inc. (d)(e)	483,900
		3,741,060
	SOFTWARE - 0.1%
2,500	First Data Corp. *(e)	35,475

	TELECOMMUNICATIONS - 2.7%
85,000	America Movil SAB de CV - ADR (a)(d)	1,068,450
100,000	Frontier Communications Corp. (d)	338,000
5,000	Millicom International Cellular SA	211,750
		1,618,200

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares		Fair Value
	TRANSPORTATION - 2.5%
10,000	CSX Corp. (d)	$ 359,300
10,000	Norfolk Southern Corp.	1,080,700
		1,440,000

	TOTAL COMMON STOCKS (Cost $36,903,817)	33,351,163

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 10.8%
40,000	AGNC Investment Corp. (a)	725,200
50,750	Annaly Capital Management, Inc.	505,978
29,378	Ares Commercial Real Estate Corp.	403,360
22,500	Care Capital Properties, Inc. (e)	562,500
30,000	CYS Investments, Inc.	231,900
49,000	Government Properties Income Trust	934,185
10,000	One Liberty Properties, Inc.	251,200
20,302	Silver Bay Realty Trust Corp.	347,976
86,193	Two Harbors Investment Corp.	751,603
71,199	VEREIT, Inc.	602,344
100,000	Washington Prime Group, Inc. (d)(e)	1,041,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $7,364,013)	6,357,246

	EXCHANGE-TRADED FUNDS (ETFs) - 1.2%
	EQUITY FUNDS - 0.4%
1,000	SPDR S&P 500 ETF Trust (d)	223,530

	DEBT FUNDS - 0.8%
10,000	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield	482,300

	TOTAL EXCHANGE-TRADED FUNDS (ETFs) (Cost $727,760)	705,830

	LIMITED PARTNERSHIPS - 8.4%
	PIPELINES - 5.2%
34,564	Energy Transfer Partners LP (a)	1,237,737
30,000	Enterprise Products Partners LP (a)	811,200
27,200	Williams Partners LP (d)	1,034,416
		3,083,353
	PRIVATE EQUITY - 2.8%
50,000	Blackstone Group LP	1,351,500
20,000	KKR & Co. LP	307,800
		1,659,300
	REAL ESTATE - 0.4%
9,000	Brookfield Property Partners LP	197,910

	TOTAL LIMITED PARTNERSHIPS (Cost $6,227,443)	4,940,563

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Fair Value
	PREFERRED STOCK - 9.8%
	BANKS - 0.7%
17,300	Popular Capital Trust II, 6.125%, 12/1/2034	$ 388,212

	CLOSED-END FUNDS - 0.2%
3,236	Gabelli Equity Trust, Inc., 5.000%, Perpetual	74,169
2,340	Gabelli Equity Trust, Inc., 5.000%, Perpetual	53,469
		127,638
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
3,000	SLM Corp., 2.663%, Perpetual ****	168,000

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.3%
20,000	AGNC Investment Corp., 8.000%, Perpetual	504,800
30,000	Annaly Capital Management, Inc., 7.500%, Perpetual	724,200
15,000	ARMOUR Residential REIT, Inc., 7.875, Perpetual	347,700
5,000	Ashford Hospitality Trust, Inc., 8.450%, Perpetual	124,900
5,000	Ashford Hospitality Trust, Inc., 8.550%, Perpetual	126,700
21,350	CYS Investments, Inc., 7.750%, Perpetual	507,703
15,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual	364,950
18,396	NorthStar Realty Finance Corp., 8.250%, Perpetual	459,348
		3,160,301
	TELECOMMUNICATIONS - 2.8%
23,000	Frontier Communications Corp., 11.125%, 6/29/2018	1,634,840

	TRANSPORTATION - 0.5%
15,000	Seaspan Corp., 8.250%, Perpetual	307,350

	TOTAL PREFERRED STOCK (Cost $6,268,865)	5,786,341

Contracts***
	SCHEDULE OF CALL OPTIONS PURCHASED - 0.0% *
2,000	Frontier Communications Corp.
	Expiration January 2017, Exercise Price $5.00	22,000
	TOTAL CALL OPTIONS PURCHASED - (Cost $70,339)	22,000

Shares
	SHORT-TERM INVESTMENTS - 5.6%
2,008,598	Fidelity Investments Money Market Funds - Government Portfolio, 0.43%**	2,008,598
1,305,221	Fidelity Investments Money Market Funds - Government Portfolio, 0.43%** (b)	1,305,221
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,313,819)	3,313,819

	TOTAL INVESTMENTS IN LONG SECURITIES - 103.2% (Cost $67,220,238) (f)	$ 60,921,815
	TOTAL CALL OPTIONS WRITTEN - (1.2) % (Premiums Received $732,013) (f)	(686,715)
	TOTAL PUT OPTIONS WRITTEN - (0.7) % (Premiums Received $516,799) (f)	(424,625)
	TOTAL SECURITIES SOLD SHORT - (1.4) % (Proceeds $1,042,803)	(810,578)
	OTHER ASSETS IN EXCESS LIABILITES - 0.1%	31,909
	TOTAL NET ASSETS - 100.0%	$ 59,031,806

Contracts***		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (1.2) % *
250	America Movil SAB de CV
	Expiration February 2017, Exercise Price $12.00	$ 23,000
400	Apollo Education Group, Inc.
	Expiration January 2017, Exercise Price $9.00	39,200
2,000	Apollo Education Group, Inc.
	Expiration February 2017, Exercise Price $10.00	14,000

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Contracts***		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Cont.) - (1.2) % *
100	Apple, Inc.
	Expiration February 2017, Exercise Price $115.00	$ 41,500
35	Capital One Financial Corp.
	Expiration March 2017, Exercise Price $90.00	11,375
100	Citigroup, Inc.
	Expiration February 2017, Exercise Price $57.50	35,000
100	CSX Corp.
	Expiration February 2017, Exercise Price $30.00	61,500
100	Discover Financial Services
	Expiration January 2017, Exercise Price $60.00	120,300
100	Emerson Electric Co.
	Expiration January 2017, Exercise Price $57.50	4,300
200	Emerson Electric Co.
	Expiration March 2017, Exercise Price $57.50	28,000
100	Fluor Corp.
	Expiration January 2017, Exercise Price $55.00	3,500
250	Ford Motor Co.
	Expiration March 2017, Exercise Price $13.00	5,250
2,000	Frontier Communications Corp.
	Expiration January 2018, Exercise Price $5.50	20,000
400	ING Groep NV
	Expiration January 2017, Exercise Price $13.00	47,000
50	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration January 2017, Exercise Price $19.00	150
100	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration March 2017, Exercise Price $29.00	24,200
100	Marathon Petroleum Corp.
	Expiration January 2017, Exercise Price $45.00	55,300
100	Marathon Petroleum Corp.
	Expiration January 2017, Exercise Price $50.00	17,400
400	Owens-Illinois, Inc.
	Expiration February 2017, Exercise Price $20.00	8,000
3,000	Penn West Petroleum, Ltd.
	Expiration March 2017, Exercise Price $2.00	52,500
6	Priceline Group, Inc.
	Expiration January 2017, Exercise Price $1,400.00	45,390
300	Regal Entertainment Group
	Expiration January 2017, Exercise Price $22.50	3,000
13	SPDR S&P 500 ETF Trust
	Expiration March 2017, Exercise Price $228.00	3,900
250	Washington Prime Group, Inc.
	Expiration January 2017, Exercise Price $12.50	2,500
150	Williams Partners LP
	Expiration January 2017, Exercise Price $37.50	18,450
100	Williams-Sonoma, Inc.
	Expiration February 2017, Exercise Price $55.00	2,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $732,013)	$ 686,715

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.7) % *
25	Allegiant Travel Co.
	Expiration January 2017, Exercise Price $140.00	$ 2,375
5	Amazon.com, Inc.
	Expiration March 2017, Exercise Price $750.00	19,700
10	Amerco
	Expiration January 2017, Exercise Price $319.00	2,050

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Contracts***		Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (0.7) % *
500	Apollo Education Group, Inc.
	Expiration January 2017, Exercise Price $9.00	$ 4,500
50	Apple, Inc.
	Expiration February 2017, Exercise Price $105.00	4,300
100	Care Capital Properties, Inc.
	Expiration February 2017, Exercise Price $22.50	3,000
500	Cemex SAB de CV
	Expiration January 2017, Exercise Price $8.00	14,000
500	Cemex SAB de CV
	Expiration March 2017, Exercise Price $8.00	29,500
50	Davita, Inc.
	Expiration February 2017, Exercise Price $62.50	6,750
175	First Data Corp.
	Expiration January 2017, Exercise Price $12.00	1,575
75	Ford Motor Co.
	Expiration March 2017, Exercise Price $12.00	4,275
25	Jones Lang LaSalle, Inc.
	Expiration March 2017, Exercise Price $115.00	38,125
100	Lowe's Companies, Inc.
	Expiration January 2017, Exercise Price $67.50	4,600
100	Marathon Petroleum Corp.
	Expiration January 2017, Exercise Price $40.00	100
10	Panera Bread Co.
	Expiration January 2017, Exercise Price $185.00	500
10	Panera Bread Co.
	Expiration February 2017, Exercise Price $195.00	5,200
34	Polaris Industries, Inc.
	Expiration March 2017, Exercise Price $80.00	15,980
200	Prospect Capital Corp.
	Expiration February 2017, Exercise Price $8.00	3,200
100	PulteGroup, Inc.
	Expiration January 2017, Exercise Price $18.00	2,400
100	PulteGroup, Inc.
	Expiration January 2017, Exercise Price $19.00	8,300
100	Tractor Supply Co.
	Expiration January 2017, Exercise Price $65.00	1,000
100	Under Armour, Inc.
	Expiration February 2017, Exercise Price $25.00	14,000
100	Under Armour, Inc. Cl A
	Expiration January 2017, Exercise Price $35.00	61,600
100	Under Armour, Inc. Cl A
	Expiration January 2018, Exercise Price $32.50	66,000
50	Unilever NV
	Expiration February 2017, Exercise Price $40.00	4,125
100	Ventas, Inc.
	Expiration February 2017, Exercise Price $55.00	5,250
50	VF Corp.
	Expiration February 2017, Exercise Price $52.50	9,750
20	Visa, Inc.
	Expiration March 2017, Exercise Price $77.50	5,720
250	Washington Prime Group, Inc.
	Expiration January 2017, Exercise Price $12.50	53,750
100	Williams-Sonoma, Inc.
	Expiration February 2017, Exercise Price $50.00	33,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $516,799)	$ 424,625

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares		Fair Value
SECURITIES SOLD SHORT - (1.4) % *
14,250	iPATH S&P 500 VIX Short-Term Futures ETN	$ 363,518
2,000	SPDR S&P 500 ETF Trust	447,060
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,042,803)	$ 810,578

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LP - Limited Partnership
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on December 31, 2016.
*** One contract is equivalent to 100 shares of common stock.
**** Variable Rate as of December 31, 2016.
(a) All or a portion of the security is segregated as collateral for call options written.
(b)All or a portion of the security is segregated as collateral for securities on loan at December 31, 2016. Total collateral had a market value of $1,305,221 at December 31, 2016.
(c) All or a portion of the security is out on loan at December 31, 2016. Total loaned securities had a market value of $1,279,628 at December 31, 2016.
(d) Subject to call options written.
(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $63,131,281, including options written and securities sold short, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 4,820,483
	Unrealized depreciation	(10,257,088)
	Net unrealized depreciation	$ (5,436,605)

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2016
Principal		Fair Value
	BONDS - 5.2%
	RETAIL - 4.2%
$ 425,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022	$ 418,625

	TELECOMMUNICATIONS - 1.0%
100,000	Frontier Communications Corp., 10.500%, 9/15/2022	105,505

	TOTAL BONDS (Cost $416,374)	524,130

Shares
	COMMON STOCKS - 46.2%
	AGRICULTURE- 1.1%
2,500	Andersons, Inc. (d)	111,750

	BEVERAGES - 0.3%
3,000	Crimson Wine Group, Ltd. *	28,110

	COMMERCIAL SERVICES - 5.7%
55,000	Apollo Education Group, Inc. *(d)	544,500
4,000	Textainer Group Holdings, Ltd.	29,800
		574,300
	DISTRIBUTION/WHOLESALE - 2.4%
15,000	Triton International, Ltd.	237,000

	ENERGY-ALTERNATE SOURCES - 1.9%
13,960	FutureFuel Corp.	194,044

	ENTERTAINMENT - 3.1%
15,000	Regal Entertainment Group (d)(e)	309,000

	ENVIRONMENTAL CONTROL - 0.8%
5,000	Covanta Holding Corp.	78,000

	HEALTHCARE-PRODUCTS - 0.1%
14,500	Female Health Co. *	13,195

	INVESTMENT COMPANIES - 5.8%
20,000	American Capital, Ltd. *	358,400
10,000	Apollo Investment Corp.	58,600
20,000	Prospect Capital Corp.	167,000
		584,000
	IRON/STEEL - 0.8%
10,000	Cliffs Natural Resources, Inc. *	84,100

	MEDIA - 0.4%
7,000	Salem Media Group, Inc. (e)	43,750

	METAL FABRICATE/HARDWARE - 1.5%
9,093	Ampco-Pittsburgh Corp. (d)	152,308

	MINING - 2.0%
2,500	Compass Minerals International, Inc.	195,875

	OIL & GAS - 2.0%
2,000	Atwood Oceanics, Inc.	26,260
4,450	CVR Energy, Inc.	112,986
20,000	Penn West Petroleum, Ltd. *	35,400
23,500	Whiting USA Trust II	23,500
		198,146
	OIL & GAS SERVICES - 2.0%
17,299	Gulf Island Fabrication, Inc. (d)	205,858

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Fair Value
	REAL ESTATE - 1.6%
107	RMR Group, Inc.	$ 4,227
31,900	Xinyuan Real Estate Co., Ltd. - ADR (d)(e)	158,223
		162,450
	RETAIL - 13.0%
3,000	Bob Evans Farms, Inc. (d)	159,630
11,000	Buckle, Inc. (c)(e)	250,800
4,000	Cheesecake Factory, Inc. (d)(e)	239,520
20,000	Chico's FAS, Inc. (d)	287,800
100	Cracker Barrel Old Country Store, Inc.	16,698
19,180	Destination Maternity Corp. (d)(e)	99,161
10,000	GameStop Corp.	252,600
		1,306,209
	TELECOMMUNICATIONS - 0.5%
26,955	RF Industries, Ltd.	47,171

	TRANSPORTATION - 1.2%
1,300	Matson, Inc.	46,007
10,000	Ardmore Shipping Corp.	74,000
		120,007

	TOTAL COMMON STOCKS (Cost $5,830,658)	4,645,273

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 19.3%
25,000	Ares Commercial Real Estate Corp. (a)	343,250
3,125	ARMOUR Residential REIT, Inc.	67,781
5,000	Care Capital Properties, Inc. (e)	125,000
5,000	CoreCivic, Inc.	122,300
20,000	CYS Investments, Inc. (a)	154,600
10,000	Government Properties Income Trust (a)	190,650
7,000	Invesco Mortgage Capital, Inc.	102,200
15,000	MTGE Investment Corp. (a)	235,500
400	One Liberty Properties, Inc.	10,048
1,000	Silver Bay Realty Trust Corp. (e)	17,140
30,000	Two Harbors Investment Corp.	261,600
30,000	Washington Prime Group, Inc. (a)	312,300
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,226,775)	1,942,369

	LIMITED PARTNERSHIPS - 12.8%
	CHEMICALS - 0.9%
900	Terra Nitrogen Co. LP	92,439

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
5,000	Ares Management LP	96,000

	INVESTMENT COMPANIES - 1.8%
10,000	Compass Diversified Holdings	179,000

	MINING - 0.5%
4,000	Emerge Energy Services LP *	49,240

	OIL & GAS - 0.4%
3,500	CVR Refining LP *	36,400

	OIL & GAS SERVICES - 1.5%
15,000	CSI Compressco LP	145,950

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Fair Value
	PIPELINES - 3.4%
5,000	Boardwalk Pipeline Partners LP	$ 86,800
5,000	Holly Energy Partners LP	160,300
2,000	NuStar Energy LP	99,600
		346,700
	REAL ESTATE - 1.1%
5,000	Brookfield Property Partners LP	109,950

	TRANSPORTATION - 2.3%
12,500	Martin Midstream Partners LP	229,375

	TOTAL LIMITED PARTNERSHIPS (Cost $1,812,561)	1,285,054

	PREFERRED STOCK - 6.9%
	INVESTMENT COMPANIES - 1.2%
5,000	Prospect Capital Corp., 6.250%, 6/15/2024	125,700

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.7%
10,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual	231,800
5,000	CYS Investments, Inc., 7.750%, Perpetual	118,900
5,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual	121,650
		472,350
	TRANSPORTATION - 1.0%
5,000	Seaspan Corp., 8.250%, Perpetual	102,450

	TOTAL PREFERRED STOCK (Cost $640,385)	700,500

	SHORT-TERM INVESTMENTS - 7.9%
550,980	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.39%**	550,980
241,332	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.39%** (b)	241,332
	TOTAL SHORT-TERM INVESTMENTS (Cost $792,312)	792,312

	TOTAL INVESTMENTS IN LONG SECURITIES - 98.3% (Cost $11,719,065) (f)	$ 9,889,638
	TOTAL CALL OPTIONS WRITTEN - (1.0) % (Premiums Received $130,408) (f)	(96,030)
	TOTAL PUT OPTIONS WRITTEN - (0.5) % (Premiums Received $54,385) (f)	(50,700)
	TOTAL SECURITIES SOLD SHORT - (0.6) % (Proceeds $101,485)	(63,775)
	OTHER ASSETS IN EXCESS LIABILITES - 3.8%	385,693
	TOTAL NET ASSETS - 100.0%	$ 10,064,826

Contracts***		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (1.0)% *
90	Ampco-Pittsburgh Corp.
	Expiration March 2017, Exercise Price $17.50	$ 8,100
25	Andersons, Inc.
	Expiration March 2017, Exercise Price $45.00	7,000
200	Apollo Education Group, Inc.
	Expiration January 2017, Exercise Price $9.00	19,600
100	Apollo Education Group, Inc.
	Expiration February 2017, Exercise Price $9.00	10,650
250	Apollo Education Group, Inc.
	Expiration February 2017, Exercise Price $10.00	1,750
30	Bob Evans Farms, Inc.
	Expiration March 2017, Exercise Price $55.00	7,200
20	Cheesecake Factory, Inc.
	Expiration January 2017, Exercise Price $60.00	2,400
20	Cheesecake Factory, Inc.
	Expiration April 2017, Exercise Price $65.00	2,700
100	Chico's FAS, Inc.
	Expiration January 2017, Exercise Price $16.00	1,250

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Contracts***		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Cont.) - (1.0)% *
100	Chico's FAS, Inc.
	Expiration February 2017, Exercise Price $17.00	1,300
25	Compass Minerals International, Inc.
	Expiration March 2017, Exercise Price $80.00	6,375
100	Destination Maternity Corp.
	Expiration February 2017, Exercise Price $10.00	3,250
70	Ford Motor Co.
	Expiration February 2017, Exercise Price $12.71	11,725
100	Gulf Island Fabrication, Inc.
	Expiration January 2017, Exercise Price $12.50	3,750
10	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration January 2017, Exercise Price $19.00	30
25	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration March 2017, Exercise Price $29.00	6,050
50	Regal Entertainment Group
	Expiration January 2017, Exercise Price $22.50	500
3	SPDR S&P 500 ETF Trust
	Expiration March 2017, Exercise Price $228.00	900
100	Xinyuan Real Estate Co., Ltd.
	Expiration January 2017, Exercise Price $5.00	1,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $130,408)	$ 96,030

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.5)% *
40	Buckle, Inc.
	Expiration March 2017, Exercise Price $24.25	12,800
50	Care Capital Properties, Inc.
	Expiration February 2017, Exercise Price $22.50	1,500
20	Cheesecake Factory, Inc.
	Expiration January 2017, Exercise Price $50.00	200
50	Destination Maternity Corp
	Expiration May 2017, Exercise Price $7.50	16,500
50	Regal Entertainment Group
	Expiration January 2017, Exercise Price $22.50	9,250
100	Salem Media Group, Inc.
	Expiration March 2017, Exercise Price $5.00	1,250
100	Salem Media Group, Inc.
	Expiration June 2017, Exercise Price $5.00	3,250
40	Silver Bay Realty Trust Corp.
	Expiration March 2017, Exercise Price $17.50	3,600
20	Sturm Ruger & Company, Inc.
	Expiration January 2017, Exercise Price $47.50	600
100	Xinyuan Real Estate Co., Ltd.
	Expiration January 2017, Exercise Price $5.00	1,750
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $54,385)	$ 50,700

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Fair Value
SECURITIES SOLD SHORT - (0.6) % *
2,500	iPATH S&P 500 VIX Short-Term Futures ETN	$ 63,775
	TOTAL SECURITIES SOLD SHORT (Proceeds $101,485)	$ 63,775

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LP - Limited Partnership
* Non-Income producing security
** Interest rate reflects seven-day effective yield on December 31, 2016.
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is segregated as collateral for securities on loan at December 31, 2016. Total collateral had a market value of $241,332 at December 31, 2016.
(c) All or a portion of the security is out on loan at December 31, 2016. Total loaned securities had a market value of $236,600 at December 31, 2016.
(d) Subject to call options written.
(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $11,038,481, including options written and securities sold short, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 701,184
	Unrealized depreciation	(2,301,864)
Net unrealized depreciation		$ (1,600,680)

See accompanying notes to financial statements.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 1,241,350	$ -	$ 1,241,350
Closed-End Funds	5,203,503	-	-	5,203,503
Common Stock (a)	33,351,163	-	-	33,351,163
Real Estate Investment Trusts	6,357,246	-	-	6,357,246
Exchange Traded Funds	705,830	-	-	705,830
Limited Partnerships	4,940,563	-	-	4,940,563
Preferred Stock	5,786,341	-	-	5,786,341
Call Options Purchased	22,000	-	-	22,000
Short-Term Investments	3,313,819	-	-	3,313,819
Total	$ 59,680,465	$ 1,241,350	$ -	$60,921,815

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (547,565)	$ (139,150)	$ -	$ (686,715)
Put Options Written	(264,295)	(160,330)	-	(424,625)
Securities Sold Short	(810,578)	-	-	(810,578)
Total	$ (1,622,438)	$ (299,480)	$ -	$ (1,921,918)

Camelot Excalibur Small Cap Income Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 524,130	$ -	$ 524,130
Common Stock (a)	4,645,273	-	-	4,645,273
Real Estate Investment Trusts	1,942,369	-	-	1,942,369
Limited Partnerships	1,285,054			1,285,054
Preferred Stock	700,500	-	-	700,500
Short-Term Investments	792,312	-	-	792,312
Total	$ 9,365,508	$ 524,130	$ -	$ 9,889,638

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (34,450)	$ (61,580)	$ -	$ (96,030)
Put Options Written	(200)	(50,500)	-	(50,700)
Securities Sold Short	(63,775)	-	-	(63,775)
Total	$ (98,425)	$ (112,080)	$ -	$ (210,505)

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2016, the amount of unrealized appreciation on option contracts written subject to equity price risk amounted to $137,473 and $38,063 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. The amount of unrealized depreciation on purchased options, as of December 31, 2016 for the Camelot Premium Return Fund was $48,339. As of December 31, 2016, the amount of realized gain on option contracts subject to equity price risk amounted to $466,942 and $41,280 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Security Loans - The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Short Sales - A "short sale" is a transaction in which the Funds sell a security they do not own but have borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/17/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/17/2017